                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:   811-09993

Exact Name of Registrant
(as specified in charter): Cohen & Steers Advantage Income Realty Fund, Inc.

Address of Principal Executive Office:   757 Third Avenue
                                         New York, NY 10017

Name and address of agent for service:   John E. McLean
                                         757 Third Avenue
                                         New York, NY 10017

Registrant telephone number, including area code:   (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:   March 31, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE          YIELD(a)
                                                 ---------   --------------   ------------
EQUITIES                               153.56%(b)
  COMMON STOCK                         121.65%
    DIVERSIFIED                         13.16%
         Capital Trust -- Class A..............     66,200   $    2,196,516       6.63%
         Colonial Properties Trust.............    392,900       15,091,289       7.03
         Crescent Real Estate Equities Co. ....    692,800       11,320,352       9.18
         iStar Financial.......................    265,900       10,949,762       7.12
         Vornado Realty Trust..................    433,700       30,042,399       4.39
                                                             --------------
                                                                 69,600,318
                                                             --------------
    HEALTH CARE                         17.53%
         Health Care Property Investors........  1,015,500       23,833,785       7.16
         Healthcare Realty Trust...............    152,800        5,568,032       7.14
         Health Care REIT......................    379,500       12,144,000       7.50
         LTC Properties........................     32,100          556,935       6.92
         Nationwide Health Properties..........    799,400       16,155,874       7.32
         Ventas................................  1,382,400       34,504,704       5.77
                                                             --------------
                                                                 92,763,330
                                                             --------------
    HOTEL                                2.40%
         Hospitality Properties Trust..........    269,400       10,878,372       7.13
         Strategic Hotel Capital...............    124,500        1,830,150       5.99
                                                             --------------
                                                                 12,708,522
                                                             --------------
    INDUSTRIAL                           3.23%
         First Industrial Realty Trust.........    451,200       17,068,896       7.35
                                                             --------------
    MORTGAGE                             4.72%
         Gramercy Capital Corp.(c) ............    535,000        9,389,250       4.51
         Newcastle Investment Corp. ...........    527,337       15,609,175       8.45
                                                             --------------
                                                                 24,998,425
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets applicable to common shares of the fund.
(c) This security is restricted and cannot be resold without prior registration under the Securities Act of 1933 unless pursuant to an exemption therefrom. The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    OFFICE                              35.79%
         Arden Realty..........................    529,100   $   17,910,035       5.97%
         BioMed Realty Trust...................     59,800        1,231,880       5.24
         Brandywine Realty Trust...............    633,100       17,980,040       6.20
         CarrAmerica Realty Corp. .............    627,800       19,807,090       6.34
         Equity Office Properties Trust........    777,800       23,435,114       6.64
         Highwoods Properties..................    393,300       10,548,306       6.34
         HRPT Properties Trust.................    753,900        8,978,949       7.05
         Kilroy Realty Corp. ..................     66,400        2,716,424       4.99
         Mack-Cali Realty Corp. ...............    726,200       30,754,570       5.95
         Maguire Properties....................    398,800        9,523,344       6.70
         Prentiss Properties Trust.............    606,500       20,718,040       6.56
         Reckson Associates Realty Corp. ......    840,100       25,791,070       5.53
                                                             --------------
                                                                189,394,862
                                                             --------------
    OFFICE/INDUSTRIAL                    4.80%
         Liberty Property Trust................    651,000       25,421,550       6.25
                                                             --------------
    RESIDENTIAL                         17.98%
       APARTMENT                        17.25%
         AMLI Residential Properties Trust.....    166,200        4,552,218       7.01
         American Campus Communities...........     89,100        1,871,100       6.43
         Archstone-Smith Trust.................    651,300       22,215,843       5.04
         AvalonBay Communities.................    179,400       12,000,066       4.25
         Camden Property Trust.................    228,600       10,751,058       5.40
         Education Realty Trust(a).............    150,000        2,494,500         --
         GMH Communities Trust.................    324,000        3,794,040       7.77
         Gables Residential Trust..............    385,900       12,850,470       7.00
         Home Properties.......................    222,100        8,617,480       7.24
         Mid-America Apartment Communities.....    223,200        8,146,800       6.49
         Town & Country Trust..................    150,000        3,967,500       6.50
                                                             --------------
                                                                 91,261,075
                                                             --------------
    MANUACTURED HOME                     0.73%
         Affordable Residential Communities....    304,700        3,854,455       9.88
                                                             --------------
         TOTAL RESIDENTIAL.....................                  95,115,530
                                                             --------------

-------------------
(a) Nonincome producing security.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    SELF STORAGE                         6.03%
         Extra Space Storage...................    213,200   $    2,878,200       6.74%
         Public Storage -- Series A............    802,400       22,483,248       8.74
         Sovran Self Storage...................     57,300        2,270,799       6.11
         U-Store-It Trust(a)...................    245,400        4,269,960        --
                                                             --------------
                                                                 31,902,207
                                                             --------------
    SHOPPING CENTER                     16.01%
       COMMUNITY CENTER                  6.70%
         Cedar Shopping Centers................    174,100        2,479,184       6.32
         Heritage Property Investment Trust....    307,000        9,111,760       7.08
         Inland Real Estate Corp...............     63,400          952,902       6.25
         Kramont Realty Trust..................    800,000       18,720,000       5.56
         New Plan Excel Realty Trust...........    151,700        3,809,187       6.57
         Urstadt Biddle
            Properties -- Class A..............     26,100          398,025       5.77
                                                             --------------
                                                                 35,471,058
                                                             --------------
       REGIONAL MALL                     9.31%
         CBL & Associates Properties...........     33,000        2,359,830       4.54
         Glimcher Realty Trust.................    402,100        9,529,770       8.11
         Macerich Co. .........................    358,100       19,079,568       4.88
         Mills Corp. ..........................    345,600       18,282,240       4.74
                                                             --------------
                                                                 49,251,408
                                                             --------------
         TOTAL SHOPPING CENTER.................                  84,722,466
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                 cost -- $464,120,538).........                 643,696,106
                                                             --------------

-------------------
(a) Nonincome producing security.

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
  PREFERRED STOCK                       31.91%
    DIVERSIFIED                          3.49%
         Colonial Properties Trust, 9.25%,
            Series C...........................      8,300   $      215,883       8.89%
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible)......    361,400        7,777,328       7.84
         Digital Realty Trust, 8.50%,
            Series A...........................     65,900        1,713,400       8.17
         Entertainment Properties Trust, 7.75%,
            Series B...........................     86,000        2,155,160       7.73
         iStar Financial, 8.00%, Series D......    111,000        2,818,845       7.89
         iStar Financial, 7.80%, Series F......     36,800          951,280       7.54
         iStar Financial, 7.65%, Series G......     75,300        1,892,289       7.59
         iStar Financial, 7.50%, Series I......     38,000          944,300       7.55
                                                             --------------
                                                                 18,468,485
                                                             --------------
    HEALTH CARE                          4.74%
         Health Care REIT, 7.625%, Series F....    114,900        2,872,500       7.62
         Nationwide Health Properties, 7.677%,
            Series A...........................    221,000       22,224,313       7.63
                                                             --------------
                                                                 25,096,813
                                                             --------------
    HOTEL                                3.37%
         FelCor Lodging Trust, $1.95, Series A
            (Convertible)......................    114,500        2,832,730       7.88
         FelCor Lodging Trust, 9.00%,
            Series B...........................     36,000          925,200       8.84
         FelCor Lodging Trust, 8.00%,
            Series C...........................     71,212        1,673,482       8.31
         Host Marriott Corp., 10.00%,
            Series B...........................     11,200          281,344       9.92
         Host Marriott Corp., 10.00%,
            Series C...........................     39,100        1,000,569       9.77
         Host Marriott Corp., 8.875%,
            Series E...........................     10,000          269,500       8.23
         Innkeepers USA, 8.00%, Series C.......     56,000        1,405,600       7.97
         LaSalle Hotel Properties, 10.25%,
            Series A...........................    200,000        5,340,000       9.60
         Strategic Hotel Capital, 8.50%,
            Series A, 144A.....................     87,900        2,186,512       8.54
         Sunstone Hotel Investors, 8.00%,
            Series A...........................     76,000        1,896,200       8.00
                                                             --------------
                                                                 17,811,137
                                                             --------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    OFFICE                               6.04%
         Alexandria Real Estate Equities,
            9.10%, Series B....................     53,900   $    1,418,109       8.74%
         Cousins Properties, 7.50%,
            Series B...........................    140,000        3,500,000       7.46
         HRPT Properties Trust, 8.75%,
            Series B...........................    128,000        3,421,440       8.18
         Highwoods Properties, 8.625%,
            Series A...........................     18,550       18,897,813       8.47
         Kilroy Realty Corp., 7.50%,
            Series F...........................     16,000          396,800       7.56
         Maguire Properties, 7.625%,
            Series A...........................     72,200        1,794,170       7.67
         SL Green Realty Corp., 7.625%,
            Series C...........................     40,000        1,014,000       7.55
         SL Green Realty Corp., 7.875%,
            Series D...........................     60,000        1,510,200       7.82
                                                             --------------
                                                                 31,952,532
                                                             --------------
    OFFICE/INDUSTRIAL                    4.02%
         PS Business Parks, 9.50%, Series D....    800,000       20,800,000       9.13
         PS Business Parks, 7.00%, Series H....     20,000          485,600       7.20
                                                             --------------
                                                                 21,285,600
                                                             --------------
    RESIDENTIAL                          4.31%
       APARTMENT                         4.24%
         Apartment Investment & Management Co.,
            9.375%, Series G...................     52,800        1,404,480       8.81
         Apartment Investment & Management Co.,
            10.10%, Series Q...................     18,600          486,948       9.64
         Apartment Investment & Management Co.,
            10.00%, Series R(a)................    611,800       16,090,340       9.51
         Associated Estates Realty Corp.,
            8.70%, Series B....................     70,000        1,792,000       8.50
         Mid-America Apartment Communities,
            8.30%, Series H....................    103,600        2,662,520       8.07
                                                             --------------
                                                                 22,436,288
                                                             --------------
       MANUFACTURED HOME                  0.07%
         American Land Lease, 7.75%,
            Series A...........................     15,000          382,500       7.64
                                                             --------------
         TOTAL RESIDENTIAL.....................                  22,818,788
                                                             --------------

-------------------
(a) 250,000 shares segregated as collateral for the interest rate swap transactions.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    SHOPPING CENTER                      5.60%
       COMMUNITY CENTER                  1.29%
         Cedar Shopping Centers, 8.875%,
            Series A...........................     32,000   $      840,000       8.45%
         Developers Diversified Realty Corp.,
            8.60%, Series F....................    100,000        2,629,000       8.18
         Federal Realty Investment Trust,
            8.50%, Series B....................     20,100          532,650       8.02
         New Plan Excel Realty Trust, 7.80%,
            Series D...........................     20,000        1,045,626       7.46
         Urstadt Biddle Properties, 8.50%,
            Series C...........................     16,000        1,760,000       7.73
                                                             --------------
                                                                  6,807,276
                                                             --------------
       REGIONAL MALL                     4.31%
         CBL & Associates Properties, 7.375%,
            Series D...........................    225,000        5,562,000       7.46
         Glimcher Realty Trust, 8.75%,
            Series F...........................     40,000        1,040,000       8.41
         Mills Corp., 9.00%, Series B..........     83,800        2,212,320       8.56
         Mills Corp., 9.00%, Series C..........     85,000        2,223,600       8.60
         Pennsylvania Real Estate Investment
            Trust, 11.00%, Series A............    125,600        7,341,320       9.41
         Simon Property Group, 8.375%,
            Series J...........................     33,800        2,197,000       6.44
         Taubman Centers, 8.30%, Series A......     88,600        2,234,492       8.23
                                                             --------------
                                                                 22,810,732
                                                             --------------
         TOTAL SHOPPING CENTER.................                  29,618,008
                                                             --------------
    SPECIALTY                            0.34%
         Capital Automotive REIT, 7.50%,
            Series A...........................     50,000        1,237,500       7.58
         Capital Automotive REIT, 8.00%,
            Series B...........................     22,500          587,250       7.66
                                                             --------------
                                                                  1,824,750
                                                             --------------
              TOTAL PREFERRED STOCK (Identified
                cost -- $152,867,817)..........                 168,876,113
                                                             --------------
              TOTAL EQUITIES (Identified
                cost -- $616,988,355)..........                 812,572,219
                                                             --------------

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT         VALUE
                                                    -----------   ------------
CORPORATE BOND                              0.38%
         Host Marriott LP, 9.50%, due 1/15/07
            (Identified cost -- $1,900,964)......   $ 1,900,000   $  2,014,000
                                                                  ------------
COMMERCIAL PAPER                            2.29%
         Prudential FDG Corp., 2.12%, due
            04/01/05 (Identified
            cost -- $12,133,000).................    12,133,000     12,133,000
                                                                  ------------
TOTAL INVESTMENTS (Identified
  cost -- $631,022,319)...............    156.23%                  826,719,219(a)
LIABILITIES IN EXCESS OF OTHER
  ASSETS..............................     (0.48)%                  (2,554,135)
LIQUIDATION VALUE OF AUCTION RATE
  CUMULATIVE PREFERRED SHARES
  SERIES M, SERIES W, AND SERIES TH
  (Equivalent to $25,000 per share
  based on 2,500 shares outstanding
  for Series M, Series W, and 2,040
  shares outstanding for
  Series TH)..........................    (33.26)%                (176,000,000)
LIQUIDATION VALUE OF AUCTION MARKET
  PREFERRED SHARES SERIES F28 AND
  SERIES T7 (Equivalent to $25,000 per
  share based on 2,160 shares
  outstanding for Series F28 and 2,600
  shares outstanding for
  Series T7)..........................    (22.49)%                (119,000,000)
                                          ------                  ------------
NET ASSETS APPLICABLE TO COMMON SHARES
  (Equivalent to $20.50 per share
  based on 25,810,480 shares of
  capital stock outstanding)..........    100.00%                 $529,165,084
                                          ------                  ------------
                                          ------                  ------------

-------------------
(a) At March 31, 2005, net unrealized appreciation was $195,696,900 based on cost for federal income tax purposes of $631,022,319. This consisted of aggregate gross unrealized appreciation on investments of $197,478,040 and aggregate gross unrealized depreciation on investments of $1,781,140.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

    The fund has entered into interest rate swap agreements with Salomon Swapco Inc., Royal Bank of Canada, and Merrill Lynch Derivative Products AG. Under the agreements the fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal values of the swaps. The fund has segregated 250,000 shares of Apartment Investment and Management Co., 10.00%, Series R as collateral for the interest rate swap transactions. Details of the swaps at March 31, 2005 are as follows:

                                                                                                    UNREALIZED
                                   NOTIONAL                 FLOATING RATE(a)                      APPRECIATION/
          COUNTERPARTY              AMOUNT     FIXED RATE   (RESET MONTHLY)   TERMINATION DATE    (DEPRECIATION)
--------------------------------  -----------  ----------   ---------------   -----------------   --------------
Merrill Lynch Derivative
  Products AG...................  $14,500,000   3.9950%         2.8500%        October 22, 2009    $   288,926
Royal Bank of Canada............  $14,500,000   2.7950%         2.7160%         October 2, 2007        488,813
Salomon Swapco Inc. ............  $31,250,000   5.3025%         2.8500%           July 30, 2006       (591,469)
Salomon Swapco Inc. ............  $19,125,000   3.4065%         2.8330%           June 18, 2007        319,633
Salomon Swapco Inc. ............  $31,250,000   5.5920%         2.8500%           July 30, 2008     (1,244,230)
Salomon Swapco Inc. ............  $19,125,000   4.0800%         2.8330%       December 18, 2009        370,933
Salomon Swapco Inc. ............  $31,250,000   5.8240%         2.8500%           July 30, 2011     (2,140,065)
                                                                                                   -----------
                                                                                                   $(2,507,459)
                                                                                                   -----------
                                                                                                   -----------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2005.

--------------------------------------------------------------------------------
                                       9

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.




By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                            By: /s/ Martin Cohen
    --------------------------------                    ---------------------------------------
        Name: Robert H. Steers                              Name: Martin Cohen
        Title: Chairman, Secretary                          Title: President, Treasurer
                and principal executive officer                     and principal financial officer


        Date: May 27, 2005



                                     11